BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Bad debt expense	$ 11,506	$ 0	$ 2,433,963	$ 0
Impairment of goodwill	0	$ 0	6,925,137	$ 0
Optilan (UK) [Member]
Bad debt expense			2,422,457
Impairment of goodwill			6,925,137
Goodwill and intangible assets	$ 0		0
Optilan (UK) [Member] | Indefinite Lived Asset [Member]
Impairment of goodwill			356,260
Optilan (UK) [Member] | Goodwill [Member]
Impairment of goodwill			$ 6,568,877